Leases (Details) - Schedule of Future Minimum Operating Lease Payments - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Operating Lease Payments [Abstract]
Year one	¥ 3,736	¥ 9,630
Year two	3,300	4,350
Year three	3,300	4,350
Year four	3,300	4,350
Year five	3,300	4,350
Thereafter	26,400	38,100
Total	¥ 43,336	¥ 65,130